Condensed Financial Statements - Cash Flow Statements (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Operating activities:
Net income	$ 80,979	$ 90,811	$ 52,874
Adjustment to reconcile net income to net cash used in operating activities:
Share-based compensation	11,473	10,085	10,220
Loss (gain) on forward contracts marked to market	1,600	(2,258)	(481)
Gain from settlement of escrow shares			(1,672)
Changes in assets and liabilities:
Other current assets	(332)	(3,737)	1,317
Other non-current assets	237	2,888	6
Other taxes payable	184	(157)	(2,843)
Accrued liabilities	(1,698)	3,006	2,781
Net cash provided by (used in) operating activities	101,064	125,654	69,771
Investing activities:
Net cash used in investing activities	(178,534)	(61,802)	(73,776)
Financing activities:
Repayment of short-term bank borrowings	(27,500)	(34,374)	(59,579)
Proceeds from short-term bank borrowings	55,950		80,443
Net proceeds/payment from revolving line of credit			6,000
Proceeds from exercise of share options	1,637	2,363	1,419
Net cash provided by (used in) financing activities	29,772	(32,262)	27,986
Net increase (decrease) in cash and cash equivalents	(44,033)	34,891	23,886
Cash and cash equivalents at beginning of period	115,401	80,510	56,624
Cash and cash equivalents at end of period	71,368	115,401	80,510
Parent Company
Operating activities:
Net income	80,979	90,811	52,874
Adjustment to reconcile net income to net cash used in operating activities:
Share-based compensation	10,227	9,210	9,292
Equity in earnings of subsidiaries	(90,212)	(75,287)	(63,929)
Loss (gain) on forward contracts marked to market	1,199	(745)	(689)
Gain from settlement of escrow shares			(1,672)
Changes in assets and liabilities:
Other current assets	(163)	670	525
Other non-current assets	74	74	74
Other current liabilities		(1)	1
Other taxes payable	59	(425)	28
Accrued liabilities	(269)	(1,115)	526
Net cash provided by (used in) operating activities	1,894	23,192	(2,970)
Investing activities:
Long-term investment in subsidiaries	(32,012)	(14,003)	(22,432)
Dividends received from subsidiaries	5,000		13,754
Net cash used in investing activities	(27,012)	(14,003)	(8,678)
Financing activities:
Repayment of short-term bank borrowings		(10,000)	(10,000)
Proceeds from short-term bank borrowings	20,000		14,000
Net proceeds/payment from revolving line of credit			6,000
Proceeds from exercise of share options	1,637	2,363	1,419
Net cash provided by (used in) financing activities	21,637	(7,637)	11,419
Net increase (decrease) in cash and cash equivalents	(3,481)	1,552	(229)
Cash and cash equivalents at beginning of period	5,461	3,909	4,138
Cash and cash equivalents at end of period	1,980	5,461	3,909
Non-cash investing and financing activities:
Dividends declared by subsidiaries but not received	$ 40,634